FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fixed assets
Accumulated depreciation	$ 1,245	$ 1,076
Fixed assets	193	502
Cost
Fixed assets
Fixed assets	1,438	1,578
Office furniture and equipment (including computers)
Fixed assets
Accumulated depreciation	956	933
Fixed assets	103	266
Office furniture and equipment (including computers) | Cost
Fixed assets
Fixed assets	1,059	1,199
Leasehold improvements
Fixed assets
Accumulated depreciation	289	143
Fixed assets	90	236
Leasehold improvements | Cost
Fixed assets
Fixed assets	$ 379	$ 379